Note 17 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
17.	COMMITMENTS AND CONTINGENCIES

The Company has operating leases on
three
facilities; head office located in Toronto, Canada, design and testing operations located in San Jose, California and operating facilities located in Singapore. The Company's design and testing operations terminated a lease on
January 31, 2020.
A new lease was initiated on
April 1, 2020
and expires on
March 31, 2025.
The lease on the Company's operating facilities was initiated on
November 1, 2019
and expires
April 30, 2022.
As at
December 31, 2019,
the Company's head office was on a month to month lease term.

Remaining annual lease payments to the lease expiration dates are as follows:

2020	$170,759
2021 and beyond	494,732
$665,491